Canadian Development Properties (Tables)	12 Months Ended
Dec. 31, 2021
Investment property [abstract]
Disclosure of detailed information about investment property
The following tables present the changes in the rental property balances for the years ended December 31, 2021 and December 31, 2020.

	December 31, 2021
(in thousands of U.S. dollars)	Single-Family Rental	Multi-Family Rental	Total

Opening balance	$4,990,542	$1,331,376	$6,321,918
Acquisitions(1)	1,835,235	—	1,835,235
Capital expenditures	196,572	2,030	198,602
Fair value adjustments(2)	990,575	—	990,575
Dispositions(3)	(34,528)	(1,333,406)	(1,367,934)
Balance, end of year	$7,978,396	$—	$7,978,396
(1) The total purchase price includes $2,720 of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value gains of $409 for the year ended December 31, 2021.
(3) Dispositions for Multi-Family Rental reflect the deconsolidation of the U.S. multi-family rental portfolio on March 31, 2021 (Note 5).

	December 31, 2020
(in thousands of U.S. dollars)	Single-Family Rental	Multi-Family Rental	Total

Opening balance	$4,337,681	$1,344,844	$5,682,525
Acquisitions(1)	356,514	—	356,514
Capital expenditures	93,568	9,067	102,635
Fair value adjustments(2)	220,849	(22,535)	198,314
Dispositions	(18,070)	—	(18,070)
Balance, end of year	$4,990,542	$1,331,376	$6,321,918
(1) The total purchase price includes $1,913 of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value losses of $1,685 for the year ended December 31, 2020.
The following table presents the changes in the Canadian development properties balance for the years ended December 31, 2021 and December 31, 2020.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Opening balance	$110,018	$35,625
Acquisitions	—	65,861
Development expenditures	12,748	2,998
Fair value adjustments	10,098	—
Translation adjustment	386	5,534
Balance, end of year	$133,250	$110,018
The components of the Company's revenue from single-family rental properties are as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Base rent	$363,510	$301,538
Other revenue (1)	20,199	13,946
Non-lease component	58,034	51,498
Total revenue from single-family rental properties (2)	$441,743	$366,982
(1) Other revenue includes revenue earned on ancillary services and amenities as well as lease administrative fees.
(2) Revenue from U.S. multi-family rental properties for the years ended December 31, 2021 and 2020 has been reclassified to discontinued operations (Note 5).
Disclosure of significant unobservable inputs used in fair value measurement of assets
Key valuation assumptions for the Canadian development properties are set out below.

	December 31, 2021	December 31, 2020(1)

Property under development
Land value per square foot(2)	$260	N/A

Commercial income-producing property
Discount rate	4.75%	N/A
Capitalization rate	4.25%	N/A

(1) On June 23, 2020, the Company acquired the remaining ownership interests of 50% and 75% of The James and The Shops of Summerhill. Property values typically do not change materially in the short term, and development expenditures generally do not significantly impact values in the first twelve months after purchase. Hence, it was determined that the purchase price plus the cost of development expenditures approximated fair value as at December 31, 2020.
(2) Equivalent to C$330 per square foot, translated to U.S. dollars at the year-end exchange rate.
Quantitative information about fair value measurements of the investments uses the following significant unobservable inputs (Level 3):

		December 31, 2021		December 31, 2020
Valuation technique(s)	Significant unobservable input	Range of inputs	Weighted average of inputs	Range of inputs	Weighted average of inputs	Other inputs and key information

Net asset value, determined using discounted cash flow Waterfall distribution model	a) Discount rate (1) b) Future cash flow c) Appraised value (2)	8.0 - 20.0%	16.6%	8.0 - 20.0%	14.9%	Entitlement risk, sales risk and construction risk are taken into account in determining the discount rate.

Price per acre of land, timing of project funding requirements and distributions.

Estimated probability of default.
		1 - 9 years	6.1 years	1 - 7 years	4.5 years
(1) Generally, an increase in future cash flow will result in an increase in the fair value of debt instruments and fund equity investments. An increase in the discount rate will result in a decrease in the fair value of debt instruments and fund equity investments. The same percentage change in the discount rate will result in a greater change in fair value than the same absolute percentage change in future cash flow.
(2) Effective January 1, 2021, Trinity Falls was measured using the discounted cash flow methodology, whereas it was measured at the transaction price in the comparative period. As a result, there was a significant change in the range of inputs and weighted average inputs disclosed compared to December 31, 2020.